Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 2,386,608	$ 989,888
Accounts receivable	1,129	1,916
Inventory	71,310	23,771
Prepaid expenses	25,046	2,778
Deposits	7,590	7,590
Total Current Assets	2,491,683	1,025,943
Equipment (net of $60,774 and $51,485 depreciation)	10,232	19,531
Patents (net of $58,918 amortization and $556,120 impairment)	0	0
TOTAL ASSETS	2,501,915	1,045,474
Current Liabilities:
Notes payable	330,000	820,454
Notes payable - related party	0	143,661
Accounts payable & accrued expenses	56,687	62,870
Interest payable	84,945	24,320
Total Current Liabilities	471,632	1,051,305
Long-term portion of notes payable	3,204,215	949,006
TOTAL LIABILITIES	3,675,847	2,000,311
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIT)
Common Stock, $0.001 par value per share; Authorized 3,000,000,000 Shares; Issued and outstanding 510,093,265 and 346,419,296 at September 30, 2021 and December 31, 2020 respectively	510,092	346,418
Capital paid in excess of par value	31,555,741	18,820,343
Accumulated comprehensive income	(17,475)	(2,871)
Accumulated (Deficit)	(33,322,290)	(20,218,727)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	(1,173,932)	(954,837)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	2,501,915	1,045,474
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Preferred stock value	$ 100,000	$ 100,000